NET LOSS PER SHARE - Basic and Diluted Net Income (Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (120,557)	$ (120,557)	$ (21,057)	$ (48,648)	$ (105,968)
Net loss attributable to noncontrolling interest	$ (24,990)	(24,990)	0	(6,205)	(15,987)
Net loss attributed to Class A shareholders - basic EPS		(95,567)	(21,057)	(42,443)	(89,981)
Net loss attributed to Class A shareholders - diluted EPS		$ (95,567)	$ (21,057)	$ (42,443)	$ (89,981)
Denominator:
Weighted-average basic shares outstanding (in shares)	86,460,560	86,460,560	8,000,002	109,295,742	91,158,500
Effect of dilutive securities (in shares)		0	0	0	0
Weighted-average diluted shares (in shares)	86,460,560	86,460,560	8,000,002	109,295,742	91,158,500
Basic net loss per share (in dollars per share)	$ (1.11)	$ (1.11)	$ (2.63)	$ (0.39)	$ (0.99)
Diluted net loss per share (in dollars per share)	$ (1.11)	$ (1.11)	$ (2.63)	$ (0.39)	$ (0.99)